Accrued Severance Pay, Net (Details) - Schedule of amounts accrued and the amounts funded with managers insurance policies - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Schedule of amounts accrued and the amounts funded with managers insurance policies [Abstract]
Accrued severance pay	$ 56	$ 157
Less – amount funded		4
Total	$ 56	$ 153